SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
– Sale of goods	$ 2,558,933	$ 2,527,590	$ 3,102,210
– Rendering of services	1,892,451	2,110,531
Campus sub-total	4,451,384	4,638,121	3,102,210
– Digital	8,373,848	8,011,319	5,192,594
– In-Person	10,237,522	5,544,176
Education sub-total	18,611,370	13,555,495	5,192,594
Total Revenue	$ 23,062,754	$ 18,193,616	$ 8,294,804